Finance costs - Summary of financial costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense
Accrued Interest On License Fee Payables	€ 27,369	€ 17,282	€ 10,071
Interest on loans and borrowings	3,745	22,121	22,160
Other Interest Expense	337	634	93
Other finance costs
Other finance costs	2,280	1,410	216
Total	€ 33,731	€ 41,447	€ 32,540